Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
6.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2018	2017
Research and development	$7,829,748	$9,272,095
Employee compensation costs	2,485,516	2,060,991
Consulting and professional services	2,334,731	542,436
Legal expenses	741,598	407,923
Deferred rent	122,329	165,373
Other	312,128	71,202

Total	$13,826,050	$12,520,020